SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2015
SHORT-TERM BORROWINGS [Abstract]
SHORT-TERM BORROWINGS

13. SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

		As of December 31
		2014	2015
	Maturities	RMB	RMB
Unsecured short-term borrowings from third parties	February, 2014 to September, 2015	11,800	2,300
Unsecured short-term borrowings from individuals	October, 2013 to November, 2015	27,833	-
Total Short-term borrowings		39,633	2,300

The weighted average interest rate of short-term loans outstanding was 14.8% and 10.0% per annum as of December 31, 2014 and 2015. The fair values of the short-term loans approximate their carrying amounts. The weighted average short-term borrowings for the years ended December 31, 2014 and 2015 was RMB 81,953 and RMB 11,031, respectively.

The short-term borrowings incurred interest expenses for the years ended December 31, 2013, 2014 and 2015 amounting to RMB 6,247, RMB 25,057 and RMB 4,292, respectively. There was neither capitalization as additions to construction in progress nor guarantee fees for each of three years ended December 31, 2015.

As of the date of the issuance of the financial statements, amounting to RMB 2,300 of the above short-term borrowing has been overdue for repayment, which was still outstanding.